FINANCIAL INSTRUMENTS (Details 12) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	$ 246,150	$ 203,161
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	155,779	123,087
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	$ 90,371	$ 80,074